Loans and Borrowings (Details) - Schedule of loans and borrowings - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current
Bank loans	£ 166	£ 635
Stocking loans	196,101	169,170
Subscription facilities	25,479	10,188
Mortgages		547
Total current	221,746	180,540
Non-current
Bank loans		815
Stocking loans	13,319	8,809
Subscription facilities	49,495	56,987
Mortgages		1,502
Total non-current	62,814	68,113
Total loans and borrowings	£ 284,560	£ 248,653